Financial Instruments - Summary of Receivable from Related Party (Detail) $ in Thousands	12 Months Ended
Mar. 31, 2018 USD ($)
Disclosure Of Financial Instruments [Abstract]
Other comprehensive income increase in volatility	$ (100)
Other comprehensive income increase in equity value	700
Other comprehensive income decrease in volatility	100
Other comprehensive income decrease in equity value	$ (700)